Related party transactions	9 Months Ended
Sep. 30, 2013
Related party transactions [Abstract]
Related party transactions

Note 9 - Related party transactions:

Due from related parties consists of amounts related to the Company and its related entities which arose from noninterest bearing cash advances and are expected to be repaid within the next twelve months. Included in other assets are noninterest bearing cash advances made to related parties that are not expected to be repaid within the next twelve months. As of September 30, 2013, December 31, 2012 and 2011, these advances amounted to $678,495, $657,912 and $0, respectively.

The Company incurred approximately $950, $273,000 and $421,000 in 2012, 2011 and 2010, respectively, for design services at the various restaurants to an entity owned by one of the Company's members. Included in accounts payable at December 31, 2012 and 2011 is a balance due to this entity of approximately $20,400 and $36,900, respectively.

The Company incurred approximately $654,000, $451,000 and $517,000 in 2012, 2011 and 2010, respectively, for legal fees to an entity owned by one of the Company's members. Included in accounts payable and accrued expenses at December 31, 2012 and 2011 is a balance due to this entity of approximately $410,000 and $343,000, respectively.

The Company incurred approximately $53,000 in 2012 and $0 in 2011 and 2010, for consulting fees to an entity owned by one of the Company's members.

The Company incurred approximately $25,000 in 2010 for construction services to an entity owned by one of the Company's members. There were no amounts paid to this related entity for 2012 and 2011.